Schedule of concentration of credit risk (Details)	6 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Concentration Risk [Line Items]
Concentration of customers amount				$ 2,350,138	¥ 17,054,250	¥ 12,677,175
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers amount	¥ 42,257,767	¥ 43,320,274
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers amount	10,051,313	3,476,508
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers amount	34,440,743	16,651,004
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers amount					3,826,469	4,525,495
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers amount					6,706,071	7,055,869
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers amount					1,748,863	1,748,863
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of customers amount					¥ 3,177,983		[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount	18,600,197		[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount	10,377,124		[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount	¥ 7,641,441		[1]

[1]	Represents less than 10%